CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity
Balance, value at Dec. 31, 2013	$ 330,479	$ 20	$ 303,441	$ 27,018	$ 330,479
Balance, units at Dec. 31, 2013		20,000
Net income/(loss)	(16,704)			(16,704)	(16,704)
Balance, units at Dec. 31, 2014		20,000
Balance at Dec. 31, 2014	313,775	$ 20	303,441	10,314	313,775
Net income/(loss)	22,238			22,238	22,238
Balance, units at Dec. 31, 2015		20,000
Balance at Dec. 31, 2015	336,013	$ 20	303,441	32,552	336,013
Net income/(loss)	10,157			10,157	10,157
Balance, units at Dec. 31, 2016		20,000
Balance at Dec. 31, 2016	$ 346,170	$ 20	$ 303,441	$ 42,709	$ 346,170